UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Putnam High Yield Bond Portfolio (Initial Class)

Annual Report

December 31, 2011

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which includes details as to offering price and other information.

Management Discussion

The first half of the year was defined by sound corporate fundamentals, modest economic growth, a healthy new issuance market, strong demand (mutual fund flows) and a low default environment which was aided by the Federal Reserve Board’s purchase program—known as quantitative easing or “QE2.” This was conducive for above average returns in the high yield market. The second half of the year was plagued by a number of global economic risks. By mid-year, negative housing, inflation and employment data suggested the U.S. economy was slowing, while the expiration of QE2 in June generated uncertainty These risks included fiscal stresses in Europe and the U.S., slowing global growth, elevated oil prices, and a supply chain impact from Japan. The final months of the period were especially harsh, due to slower-than-expected global economic growth. Standard & Poor’s downgrade of U.S. debt and persistent fears of a euro zone default further roiled markets. Market liquidity tightened, and a flight to perceived safety pushed U.S. Treasury yields to historical lows.

Despite a volatile second half, high yield bonds finished in positive territory for the year. The JP Morgan Developed High Yield Index managed to return 6.59%, which outperformed equities as measured by the S&P 500 Index (2.11%) and underperformed the U.S. ten-year Treasury (+16.96%) for the year. Overall, higher rated bonds outperformed their lower rated counterparts in 2011. Credit upgrades outpaced the number of downgrades, although there were three months in the final half of the year where the opposite was true.

The Maxim Putnam High Yield Bond Portfolio (Initial Class shares) returned 2.24% and underperformed its benchmark for the year ended December 31, 2011 as larger exposures to the B- and CCC-rated tiers of the market were detrimental. The flight-to-quality trade benefited higher-quality tiers as BB’s returned 6.56% for the year. On a relative basis, the utility and energy sectors were the top performing sectors. Specifically, exposure to Helix Energy was beneficial. Meanwhile, the services and technology sectors were laggards versus the benchmark.

As we move into 2012, sentiment has slightly improved as investors appear to be less worried about sovereign debt issues in Europe and more confident about the trajectory of the economic recovery in the U.S. Despite expected market gyrations surrounding the European debt crisis, we believe corporate fundamentals remain reasonably solid. We have a neutral outlook on technicals. The high yield market remains highly influenced by global macro events, but volatility has fallen sharply and the market has a firm underlying tone. Despite a recent surge, defaults should remain below historical averages for some time, and valuations remain at levels that still provide attractive loss-adjusted spreads. In general, we have reduced risk and we intend to bring cash levels higher, and provide an adequate cushion as market liquidity conditions are poor.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	JP Morgan High Yield Developed Index
	10,000.00	10,000.00
2003*	10,890.00	12,748.00
2004	11,909.30	14,182.15
2005	12,220.14	14,553.72
2006	13,456.81	16,239.04
2007	13,482.38	16,675.87
2008	9,118.14	12,206.74
2009	13,787.53	19,379.42
2010	15,689.73	22,259.20
2011	16,041.18	23,726.08

* For the period from May 21, 2003 through December 31, 2003.

Average Annual Total Returns for the Periods Ended December 31, 2011

	One Year	Five Years	Since Inception (5/21/2003)
Initial Class	2.24%	3.58%	5.60%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Moody’s Rating as of December 31, 2011

Moody’s Rating	% of Portfolio Investments
B1	13.50%
B2	10.90%
B3	17.59%
Ba1	6.04%
Ba2	6.61%
Ba3	9.07%
Baa1	0.35%
Baa2	0.68%
Baa3	1.15%
Ca	0.17%
Caa1	11.73%
Caa2	4.03%
Caa3	2.94%
Not Rated	6.23%
Common Stock	1.58%
Preferred Stock	1.48%
Warrants	0.03%
Short Term Investments	5.92%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/11)	(12/31/11)	(07/01/11 – 12/31/11)

Actual	$1,000.00	$982.90	$5.45

Hypothetical (5% return before expenses)	$1,000.00	$1,019.71	$5.55

* Expenses are equal to the Portfolio’s annualized expense ratio of 1.10% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Schedule of Investments

As of December 31, 2011

Principal Amount		Value

BONDS AND NOTES
Bank Loans — 6.31%
$177,852	Ardent Health Term Loan B
	5.55%, 09/15/2015(a)	$175,851
600,000	Buffets Inc.
	12.50%, 11/01/2014(b)(c)	0
286,375	Burlington Coat Factory Warehouse Corp(d)
	5.25%, 02/23/2017(e)	280,528
70,000	Caesars Entertainment Corp(d)
	8.50%, 04/25/2017(e)	66,383
207,612	Cengage Learning Aqc Inc(d)
	3.33%, 07/03/2014(e)	176,902
52,000	Citi Group Inc
	7.00%, 05/04/2015(a)(d)	52,065
183,715	Claires Stores Inc
	3.56%, 05/29/2014(d)(e)	158,512
561,769	Clear Channel Communications
	4.83%, 01/29/2016(d)(e)	413,993
37,431	CNO Financial Group Inc
	5.58%, 09/30/2016(d)	37,244
69,650	Del Monte Foods Co
	3.56%, 03/08/2018(d)(e)	65,993
79,799	Dynegy Inc(d)
	8.12%, 08/04/2016(a)	80,670
273,436	Emergency Medical Services Corp(d)
	4.13%, 04/05/2018	266,145
89,775	Exopack LLC(d)
	5.44%, 05/06/2017	87,082
137,483	Frac Tech International LLC(d)
	5.16%, 04/19/2016	135,485
	General Motors Corp
145,000	0.00%, 07/15/2023(f)	2,175
120,000	0.00%, 07/15/2033(f)	1,800
	Golden Nugget Inc
47,287	2.18%, 06/30/2014(d)(e)	40,234
82,765	2.43%, 06/30/2014(d)	70,419
	Goodman Global Inc
91,969	4.38%, 10/28/2016(d)(e)	91,696
162,273	7.53%, 10/06/2017(d)(e)	162,374
59,700	Grifols SA Term Loan B(d)
	4.78%, 06/04/2016	59,401
	Harrahs Operating Co Inc
50,000	3.25%, 01/28/2015(d)(e)	43,357
58,800	7.90%, 10/15/2016(d)(e)	58,249
85,000	HBOS PLC(a)
	6.00%, 11/01/2033(d)	51,999
	Hub International Holdings
20,888	2.79%, 06/13/2014(d)(e)	19,948
92,921	3.04%, 06/13/2014(d)(e)	88,740
83,087	5.16%, 06/13/2014(d)(e)	82,257
45,000	Huish Detergents Inc
	4.67%, 10/26/2014(d)(e)	35,156
258,050	Iasis Healthcare
	4.18%, 05/03/2018(d)	248,696
	Ineos Holdings
69,304	5.31%, 12/16/2013(d)	70,690
68,341	5.81%, 12/16/2014(d)	69,708
165,000	Istar Financial Inc
	6.33%, 06/30/2014(d)(e)	159,307

Principal Amount		Value

Bank Loans — (continued)
$184,075	J. Crew Group
	3.92%, 01/26/2018(d)	$172,570
225,000	Kinetic Concepts Inc
	6.14%, 07/12/2018(d)	226,811
334,677	Motor City Term Loan B
	5.43%, 02/01/2017(d)	330,771
180,000	Multiplan Inc
	9.88%, 09/01/2018(a)(d)	187,200
155,000	Neiman Marcus Group Inc
	3.92%, 04/25/2018(d)	149,349
39,625	Nortek Inc(e)
	4.39%, 04/12/2017(a)	38,585
450,000	Novelis Inc
	8.75%, 12/15/2020	482,625
155,000	Pharmaceutical Product Development Inc(e)
	5.39%, 10/10/2018(a)	154,370
375,000	Realogy Corp
	13.86%, 10/15/2017(d)	374,531
233,825	Revlon Consumer Products
	3.98%, 11/19/2017(d)	230,707
200,000	Rhodia SA(a)
	6.88%, 09/15/2020(d)	218,000
560,000	Samson Bridge(d)
	7.07%, 12/20/2018(a)(c)	555,800
165,000	Springleaf Finance Corp
	4.67%, 04/28/2017(d)	143,034
60,000	Sram Corp
	7.45%, 11/12/2018(d)	59,700
130,000	Travelport LLC
	5.22%, 08/23/2015(d)	107,900
485,000	TRW Automotive Inc
	7.25%, 03/15/2017(a)(d)	518,950
208,154	Univision Communications
	4.67%, 10/25/2017(d)(e)	189,681
120,000	US Oncology Inc
	0.00%, 08/15/2017(b)(c)(f)	0

		7,493,643

Basic Materials — 5.88%
50,000	AbitibiBowater Inc(a)
	10.25%, 10/15/2018(d)	55,125
	Celanese US Holdings LLC
50,000	6.63%, 10/15/2018	53,125
325,000	5.88%, 06/15/2021	335,562
155,000	Compass Minerals International Inc
	8.00%, 06/01/2019	167,013
45,000	Edgen Murray Corp
	12.25%, 01/15/2015	40,500
144,775	Exopack Holding Corp
	10.00%, 06/01/2018(d)	144,775
310,000	Ferro Corp
	7.88%, 08/15/2018	311,550
	FMG Resources August 2006 Pty Ltd
90,000	7.00%, 11/01/2015(d)	90,900
130,000	6.38%, 02/01/2016(a)(d)	126,100
255,000	6.88%, 02/01/2018(a)(d)	244,162
180,000	8.25%, 11/01/2019(d)	183,150

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Schedule of Investments

As of December 31, 2011

Principal Amount		Value

Basic Materials — (continued)
$190,000	Freeport-McMoRan Copper & Gold Inc
	8.38%, 04/01/2017	$201,875
110,000	Georgia-Pacific LLC
	8.25%, 05/01/2016(d)	122,206
	Hexion US Finance Corp / Hexion Nova Scotia Finance ULC
100,000	8.88%, 02/01/2018	93,750
155,000	9.00%, 11/15/2020	127,875
	Huntsman International LLC
250,000	8.63%, 03/15/2020(g)	265,000
60,000	8.63%, 03/15/2021(g)	63,600
200,000	Ineos Finance PLC
	9.00%, 05/15/2015(a)(d)	203,000
155,000	Ineos Group Holdings Ltd
	EUR, 7.88%, 02/15/2016	148,450
451,578	Lyondell Chemical Co
	11.00%, 05/01/2018	493,349
290,000	LyondellBasell Industries NV
	6.00%, 11/15/2021(d)	300,875
355,000	Momentive Performance Materials Inc
	9.00%, 01/15/2021	269,800
85,000	NewPage Corp
	11.38%, 12/31/2014(g)(h)(i)	62,794
135,000	Nexeo Solutions LLC / Nexeo Solutions Finance Corp
	8.38%, 03/01/2018(a)(d)	134,325
120,000	Novelis Inc/GA
	7.25%, 02/15/2015	118,800
225,000	PE Paper Escrow GmbH
	12.00%, 08/01/2014(d)	239,625
85,000	Ryerson Holding Corp
	28.04%, 02/01/2015(j)	37,825
515,000	Ryerson Inc
	12.00%, 11/01/2015	520,150
30,000	Smurfit Kappa Funding PLC
	7.75%, 04/01/2015	30,000
	Solutia Inc
180,000	8.75%, 11/01/2017	196,650
280,000	7.88%, 03/15/2020(g)	304,500
	Steel Dynamics Inc
85,000	5.13%, 06/15/2014	92,544
80,000	6.75%, 04/01/2015	81,800
290,000	7.63%, 03/15/2020	305,950
100,000	Teck Resources Ltd
	10.25%, 05/15/2016	115,000
100,000	Thompson Creek Metals Co Inc
	7.38%, 06/01/2018	89,000
215,000	TPC Group LLC
	8.25%, 10/01/2017	215,000
285,000	Tube City IMS Corp
	9.75%, 02/01/2015	287,850
	Verso Paper Holdings LLC / Verso Paper Inc
45,000	11.50%, 07/01/2014	45,900
90,000	8.75%, 02/01/2019	54,900

		6,974,355

Principal Amount		Value

Communications — 14.76%
$115,000	Affinion Group Holdings Inc
	11.63%, 11/15/2015	$95,450
	Affinion Group Inc
210,000	11.50%, 10/15/2015	183,225
215,000	7.88%, 12/15/2018	181,675
	Avaya Inc
605,000	9.75%, 11/01/2015	544,500
30,000	10.13%, 11/01/2015	27,000
65,000	7.00%, 04/01/2019(d)	63,050
160,000	Bresnan Broadband Holdings LLC
	8.00%, 12/15/2018(d)	166,400
	Cablevision Systems Corp
380,000	8.63%, 09/15/2017	420,850
45,000	8.00%, 04/15/2020(g)	48,263
35,204	CCH II LLC / CCH II Capital Corp
	13.50%, 11/30/2016	40,661
	CCO Holdings LLC / CCO Holdings Capital Corp
420,000	7.88%, 04/30/2018	447,825
105,000	7.00%, 01/15/2019	109,463
135,000	7.38%, 06/01/2020	142,425
115,000	6.50%, 04/30/2021	116,438
150,000	Cengage Learning Acquisitions Inc
	10.50%, 01/15/2015(d)	107,625
240,000	Cequel Communications Holdings I LLC & Cequel Capital Corp
	8.63%, 11/15/2017(a)(d)	254,400
395,000	Cincinnati Bell Inc
	8.75%, 03/15/2018	366,856
	Clear Channel Communications Inc
95,000	3.83%, 07/30/2014(a)(e)	82,769
90,000	5.50%, 09/15/2014(g)	67,500
125,000	10.75%, 08/01/2016	83,750
110,000	9.00%, 03/01/2021	92,675
340,000	Clear Channel Worldwide Holdings Inc
	9.25%, 12/15/2017	366,875
	Clearwire Communications LLC/Clearwire Finance Inc
335,000	12.00%, 12/01/2015(d)	320,762
105,000	12.00%, 12/01/2017(d)	87,675
	Cricket Communications Inc
260,000	7.75%, 05/15/2016	268,450
315,000	7.75%, 10/15/2020	275,625
130,000	CSC Holdings LLC
	6.75%, 11/15/2021(d)	136,825
295,000	Cumulus Media Inc
	7.75%, 05/01/2019(d)	261,812
	Digicel Group Ltd
200,000	8.25%, 09/01/2017(d)	201,000
100,000	10.50%, 04/15/2018(d)	100,500
	DISH DBS Corp
15,000	7.13%, 02/01/2016	16,163
230,000	7.88%, 09/01/2019	259,900
315,000	6.75%, 06/01/2021	339,412
	EH Holding Corp
250,000	6.50%, 06/15/2019(d)	260,625
275,000	7.63%, 06/15/2021(d)	288,750
220,000	Entercom Radio LLC
	10.50%, 12/01/2019(a)(d)	220,000

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Schedule of Investments

As of December 31, 2011

Principal Amount		Value

Communications — (continued)
$135,000	Equinix Inc
	7.00%, 07/15/2021	$142,425
	Frontier Communications Corp
65,000	8.25%, 05/01/2014	67,763
180,000	8.25%, 04/15/2017	184,050
155,000	8.13%, 10/01/2018	156,162
225,000	8.50%, 04/15/2020	230,344
200,000	Gray Television Inc
	10.50%, 06/29/2015	189,000
235,000	Intelsat Jackson Holdings SA
	7.50%, 04/01/2021(d)	237,644
	Intelsat Luxembourg SA
245,000	11.25%, 02/04/2017	237,037
1,255,312	11.50%, 02/04/2017(a)(d)	1,211,376
150,000	Kabel BW GmbH
	7.50%, 03/15/2019(a)(d)	157,500
50,000	Lamar Media Corp
	7.88%, 04/15/2018	53,000
	Level 3 Financing Inc
138,000	9.25%, 11/01/2014	141,105
135,000	8.75%, 02/15/2017	137,362
135,000	9.38%, 04/01/2019	140,906
40,000	8.13%, 07/01/2019(d)	39,400
60,000	Mediacom LLC / Mediacom Capital Corp
	9.13%, 08/15/2019	63,675
340,000	MetroPCS Wireless Inc
	7.88%, 09/01/2018	344,675
135,000	Nexstar Broadcasting Inc / Mission Broadcasting Inc
	8.88%, 04/15/2017	138,375
130,000	Nextel Communications Inc
	7.38%, 08/01/2015	118,950
240,000	Nielsen Finance LLC / Nielsen Finance Co
	7.75%, 10/15/2018	259,200
	NII Capital Corp
95,000	10.00%, 08/15/2016	107,825
360,000	7.63%, 04/01/2021	357,300
	PAETEC Holding Corp
60,000	8.88%, 06/30/2017	64,800
355,000	9.88%, 12/01/2018	390,500
140,000	Quebecor Media Inc
	CAD, 7.38%, 01/15/2021(d)	136,736
90,000	Qwest Communications International Inc
	7.50%, 02/15/2014	90,340
	Qwest Corp
135,000	8.38%, 05/01/2016	154,625
240,000	6.75%, 12/01/2021	261,600
	SBA Telecommunications Inc
115,000	8.00%, 08/15/2016	123,913
250,000	8.25%, 08/15/2019	271,875
	Sprint Capital Corp
165,000	6.88%, 11/15/2028	117,769
90,000	8.75%, 03/15/2032	72,788
	Sprint Nextel Corp
140,000	6.00%, 12/01/2016	116,200
750,000	8.38%, 08/15/2017	672,187
220,000	9.00%, 11/15/2018(d)	231,000

Principal Amount		Value

Communications — (continued)
$335,000	Syniverse Holdings Inc
	9.13%, 01/15/2019	$353,425
	Univision Communications Inc
280,000	7.88%, 11/01/2020(a)(d)	284,200
220,000	8.50%, 05/15/2021(a)(d)	200,200
130,000	Videotron Ltee
	CAD, 6.88%, 07/15/2021	127,607
65,000	Virgin Media Finance PLC
	9.50%, 08/15/2016	72,963
95,000	Virgin Media Inc
	6.50%, 11/15/2016	131,456
	West Corp
170,000	8.63%, 10/01/2018	171,700
115,000	7.88%, 01/15/2019	114,138
	Wind Acquisition Finance SA
95,000	11.75%, 07/15/2017(d)	85,025
290,000	7.25%, 02/15/2018(a)(d)	263,900
332,922	Wind Acquisition Holdings Finance SA
	12.25%, 07/15/2017(a)(d)	243,865
	Windstream Corp
285,000	7.88%, 11/01/2017	308,512
35,000	8.13%, 09/01/2018	37,494
210,000	7.75%, 10/01/2021(g)	215,250
	XM Satellite Radio Inc
115,000	13.00%, 08/01/2013(d)	130,525
70,000	7.00%, 12/01/2014(d)	90,475
210,000	7.63%, 11/01/2018(d)	220,500

		17,517,816

Consumer, Cyclical — 12.62%
25,000	Academy Ltd / Academy Finance Corp
	9.25%, 08/01/2019(a)(d)	24,688
52,000	Allison Transmission Inc
	11.00%, 11/01/2015(d)	54,860
	AMC Entertainment Inc
50,000	8.00%, 03/01/2014(g)	49,375
295,000	9.75%, 12/01/2020	280,250
193,000	American Axle & Manufacturing Holdings Inc
	9.25%, 01/15/2017(d)	209,405
	American Axle & Manufacturing Inc
105,000	5.25%, 02/11/2014(g)	103,950
15,000	7.88%, 03/01/2017	14,850
95,000	7.75%, 11/15/2019	93,100
258,000	American Casino & Entertainment Properties LLC
	11.00%, 06/15/2014	262,515
45,000	AutoNation Inc
	6.75%, 04/15/2018	47,250
	Beazer Homes USA Inc
150,000	6.88%, 07/15/2015(g)	112,125
65,000	9.13%, 06/15/2018	44,688
65,000	9.13%, 05/15/2019	44,363
340,000	Bon-Ton Department Stores Inc
	10.25%, 03/15/2014	218,025
300,000	Boyd Gaming Corp
	9.13%, 12/01/2018	285,000

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Schedule of Investments

As of December 31, 2011

Principal Amount		Value

Consumer, Cyclical — (continued)
$175,000	Burger King Corp
	9.88%, 10/15/2018	$190,531
225,000	Burlington Coat Factory Warehouse Corp
	10.00%, 02/15/2019	219,937
	Caesars Entertainment Operating Co Inc
40,000	10.00%, 12/15/2015	30,800
560,000	11.25%, 06/01/2017	594,300
625,000	10.00%, 12/15/2018	428,125
95,000	Cedar Fair LP/Canada’s Wonderland Co/Magnum Management Corp
	9.13%, 08/01/2018	103,313
295,000	Chrysler Group LLC/CG Co-Issuer Inc
	8.25%, 06/15/2021(d)	268,450
	Cinemark USA Inc
80,000	8.63%, 06/15/2019	87,000
40,000	7.38%, 06/15/2021	40,900
279,729	CityCenter Holdings LLC / CityCenter Finance Corp
	10.75%, 01/15/2017(d)	288,471
235,000	Claire’s Stores Inc
	8.88%, 03/15/2019	178,600
230,000	Dave & Buster’s Inc
	11.00%, 06/01/2018	233,450
285,000	DineEquity Inc
	9.50%, 10/30/2018	306,019
340,000	Exide Technologies
	8.63%, 02/01/2018	261,800
	Ferrellgas LP / Ferrellgas Finance Corp
160,000	9.13%, 10/01/2017	167,200
115,000	6.50%, 05/01/2021	101,200
185,000	Fontainebleau Las Vegas Holdings LLC
	10.25%, 06/15/2015(a)(d)(h)(i)	116
75,000	Ford Motor Co
	4.25%, 11/15/2016	107,531
	Hanesbrands Inc
200,000	8.00%, 12/15/2016	217,500
85,000	6.38%, 12/15/2020	86,275
198,000	Inergy LP/Inergy Finance Corp
	6.88%, 08/01/2021	198,990
	Isle of Capri Casinos Inc
270,000	7.00%, 03/01/2014	252,450
285,000	7.75%, 03/15/2019	260,775
155,000	Landry’s Restaurants Inc
	11.63%, 12/01/2015(a)(d)	163,138
55,000	Levi Strauss & Co
	8.88%, 04/01/2016	57,200
227,000	Libbey Glass Inc
	10.00%, 02/15/2015	242,890
175,000	Ltd Brands Inc
	6.63%, 04/01/2021	185,500
325,000	M/I Homes Inc
	8.63%, 11/15/2018	287,625
115,000	Macy’s Retail Holdings Inc
	8.13%, 07/15/2015	132,775

Principal Amount		Value

Consumer, Cyclical — (continued)
	Meritor Inc
$70,000	8.13%, 09/15/2015	$62,650
195,000	4.11%, 03/01/2016(k)	143,812
	MGM Resorts International
85,000	10.38%, 05/15/2014	97,113
70,000	6.88%, 04/01/2016	64,750
175,000	9.00%, 03/15/2020	193,812
270,000	Michaels Stores Inc
	11.38%, 11/01/2016	286,173
530,000	MTR Gaming Group Inc
	11.50%, 08/01/2019(d)	451,825
353,000	Navistar International Corp
	8.25%, 11/01/2021	375,504
240,000	Needle Merger Sub Corp
	8.13%, 03/15/2019(a)(d)	228,600
455,000	Neiman Marcus Group Inc
	7.13%, 06/01/2028	416,325
50,000	Penn National Gaming Inc
	8.75%, 08/15/2019	54,375
425,000	Penske Automotive Group Inc
	7.75%, 12/15/2016	435,625
65,000	Petco Animal Supplies Inc
	9.25%, 12/01/2018(a)(d)	69,713
275,000	Pinnacle Entertainment Inc
	8.63%, 08/01/2017	290,812
335,000	Pittsburgh Glass Works LLC
	8.50%, 04/15/2016(a)(d)	322,437
	PulteGroup Inc
175,000	7.63%, 10/15/2017	173,250
145,000	7.88%, 06/15/2032	116,725
	QVC Inc
215,000	7.50%, 10/01/2019(d)	230,587
80,000	7.38%, 10/15/2020(d)	85,400
375,000	Regal Entertainment Group
	9.13%, 08/15/2018	402,187
	Rite Aid Corp
370,000	7.50%, 03/01/2017	369,537
145,000	9.50%, 06/15/2017	132,312
60,000	10.25%, 10/15/2019(g)	66,150
30,000	8.00%, 08/15/2020	33,150
170,000	Roadhouse Financing Inc
	10.75%, 10/15/2017(a)	165,325
325,000	Sabre Holdings Corp
	8.35%, 03/15/2016	248,625
94,000	Sealy Mattress Co
	10.88%, 04/15/2016(d)	102,695
85,000	Sears Holdings Corp
	6.63%, 10/15/2018	64,600
975,000	Station Casinos Inc
	6.50%, 02/01/2014(c)(h)(i)	0
80,000	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp
	8.63%, 04/15/2016(a)(d)	82,000
	Tenneco Inc
5,000	8.13%, 11/15/2015	5,200
145,000	7.75%, 08/15/2018	153,700
105,000	6.88%, 12/15/2020	107,625
25,000	Toys R US - Delaware Inc
	7.38%, 09/01/2016(d)	25,063

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Schedule of Investments

As of December 31, 2011

Principal Amount		Value

Consumer, Cyclical — (continued)
$250,000	Toys R Us Property Co II LLC
	8.50%, 12/01/2017	$258,750
	Travelport LLC
150,000	9.88%, 09/01/2014(g)	89,250
60,000	11.88%, 09/01/2016	17,400
225,000	Travelport LLC/Travelport Inc
	9.00%, 03/01/2016	124,312
350,000	Wendy’s Co
	10.00%, 07/15/2016	385,000
60,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp
	7.75%, 08/15/2020	66,600
439,000	Yonkers Racing Corp
	11.38%, 07/15/2016(a)(d)	452,170

		14,988,444

Consumer, Non-cyclical — 13.11%
65,000	ACCO Brands Corp
	10.63%, 03/15/2015	72,313
230,000	ACE Cash Express Inc
	11.00%, 02/01/2019(a)(d)	211,025
80,000	ARAMARK Holdings Corp
	8.63%, 05/01/2016(d)	82,400
	Avis Budget Car Rental LLC / Avis Budget Finance Inc
50,000	7.75%, 05/15/2016	50,375
185,000	9.63%, 03/15/2018	191,475
65,000	9.75%, 03/15/2020	66,788
215,000	Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp
	7.75%, 02/15/2019	210,700
305,000	Biomet Inc
	10.00%, 10/15/2017	329,400
100,000	Brickman Group Holdings Inc
	9.13%, 11/01/2018(a)(d)	89,000
255,000	Capella Healthcare Inc
	9.25%, 07/01/2017	258,825
220,000	Capsugel FinanceCo SCA
	EUR, 9.88%, 08/01/2019(a)(d)	287,582
35,000	Central Garden & Pet Co
	8.25%, 03/01/2018	34,300
	Cenveo Corp
25,000	10.50%, 08/15/2016(d)	21,063
205,000	8.88%, 02/01/2018	178,862
	Ceridian Corp
190,000	11.25%, 11/15/2015	148,200
426,050	12.25%, 11/15/2015	335,514
175,000	Constellation Brands Inc
	7.25%, 05/15/2017	192,500
600,000	ConvaTec Healthcare E SA
	10.50%, 12/15/2018(a)(d)	535,500
165,000	Corrections Corp of America
	7.75%, 06/01/2017	179,025
	DaVita Inc
90,000	6.38%, 11/01/2018	92,138
30,000	6.63%, 11/01/2020	30,825
	Dean Foods Co
130,000	7.00%, 06/01/2016(g)	128,375
290,000	9.75%, 12/15/2018(g)	308,850

Principal Amount		Value

Consumer, Non-cyclical — (continued)
$45,000	Dole Food Co Inc
	8.00%, 10/01/2016(d)	$46,913
250,000	Elan Finance PLC / Elan Finance Corp
	8.75%, 10/15/2016	266,875
130,000	Elizabeth Arden Inc
	7.38%, 03/15/2021	135,200
180,000	Emergency Medical Services Corp
	8.13%, 06/01/2019	179,550
125,000	Endo Pharmaceuticals Holdings Inc
	7.00%, 07/15/2019	133,125
250,000	Grifols Inc
	8.25%, 02/01/2018	262,500
200,000	HCA Holdings Inc
	7.50%, 02/15/2022	204,500
	HCA Inc
220,000	8.50%, 04/15/2019	240,900
905,000	6.50%, 02/15/2020	938,937
115,000	Health Management Associates Inc
	6.13%, 04/15/2016	119,025
	Hertz Corp
3,000	8.88%, 01/01/2014	3,015
165,000	7.50%, 10/15/2018	172,425
110,000	Hertz Holdings Netherlands BV
	EUR, 8.50%, 07/31/2015(d)	146,282
360,000	IASIS Healthcare LLC / IASIS Capital Corp
	8.38%, 05/15/2019	314,100
490,000	Interactive Data Corp
	10.25%, 08/01/2018	531,650
	Iron Mountain Inc
85,000	7.75%, 10/01/2019	89,781
30,000	8.00%, 06/15/2020	31,238
135,000	8.38%, 08/15/2021	143,775
230,000	Jaguar Holding Co II / Jaguar Merger Sub Inc
	9.50%, 12/01/2019(a)(d)	241,500
	Jarden Corp
30,000	8.00%, 05/01/2016	32,400
325,000	7.50%, 05/01/2017	344,500
50,000	EUR, 7.50%, 01/15/2020	62,771
	JBS USA LLC/JBS USA Finance Inc
50,000	11.63%, 05/01/2014	56,688
600,000	7.25%, 06/01/2021(d)	559,500
320,000	Kinetic Concepts Inc/KCI USA Inc
	10.50%, 11/01/2018(d)	313,600
60,000	Landry’s Acquisition Co
	9.52%, 12/01/2015	63,150
245,000	Lender Processing Services Inc
	8.13%, 07/01/2016	240,712
55,000	Michael Foods Inc
	9.75%, 07/15/2018	57,888
250,000	National Money Mart Co
	10.38%, 12/15/2016	266,875
120,000	PHH Corp
	9.25%, 03/01/2016	114,000

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Schedule of Investments

As of December 31, 2011

Principal Amount		Value

Consumer, Non-cyclical — (continued)
$135,000	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp
	9.25%, 04/01/2015	$138,544
185,000	Prestige Brands Inc
	8.25%, 04/01/2018	189,625
230,000	Reddy Ice Corp
	11.25%, 03/15/2015(g)	215,912
85,000	Revlon Consumer Products Corp
	9.75%, 11/15/2015	90,419
	Reynolds Group Issuer Inc
50,000	8.75%, 10/15/2016(d)	52,625
250,000	7.13%, 04/15/2019(d)	254,375
350,000	7.88%, 08/15/2019(d)	365,750
220,000	9.88%, 08/15/2019(d)	213,400
100,000	Scotts Miracle-Gro Co
	6.63%, 12/15/2020(d)	101,500
	Service Corp International/US
50,000	7.00%, 05/15/2019	52,625
290,000	7.50%, 04/01/2027	278,400
215,000	Smithfield Foods Inc
	10.00%, 07/15/2014	249,937
	Spectrum Brands Holdings Inc
175,000	9.50%, 06/15/2018(a)(d)	191,406
272,800	12.00%, 08/28/2019	296,670
150,000	Stewart Enterprises Inc
	6.50%, 04/15/2019	150,750
	Surgical Care Affiliates Inc
218,100	8.88%, 07/15/2015(a)(d)	217,555
70,000	10.00%, 07/15/2017(a)(d)	67,200
155,000	Teleflex Inc
	6.88%, 06/01/2019	161,587
	Tenet Healthcare Corp
100,000	10.00%, 05/01/2018	114,250
115,000	6.25%, 11/01/2018(d)	117,012
415,000	8.88%, 07/01/2019	465,837
115,000	Tyson Foods Inc
	10.50%, 03/01/2014	132,825
	United Rentals North America Inc
160,000	9.25%, 12/15/2019	167,600
45,000	8.38%, 09/15/2020(g)	43,875
85,000	United Surgical Partners International Inc
	8.88%, 05/01/2017	84,788
	Valeant Pharmaceuticals International
195,000	6.50%, 07/15/2016(a)(d)	194,756
20,000	6.75%, 10/01/2017(d)	19,975
150,000	6.88%, 12/01/2018(d)	149,625
20,000	7.00%, 10/01/2020(d)	19,750
11,000	Vanguard Health Systems Inc
	11.84%, 02/01/2016(j)	6,875
200,000	Yankee Candle Co Inc
	8.50%, 02/15/2015(g)	202,000
245,000	YCC Holdings LLC / Yankee Finance Inc
	10.25%, 02/15/2016	214,375

		15,570,233

Principal Amount		Value

Diversified — 0.18%
	Leucadia National Corp
$110,000	8.13%, 09/15/2015	$115,637
90,000	7.13%, 03/15/2017	90,563

		206,200

Energy — 12.38%
	Alpha Natural Resources Inc
155,000	6.00%, 06/01/2019	150,350
145,000	6.25%, 06/01/2021	140,650
310,000	Anadarko Finance Co
	7.50%, 05/01/2031	375,063
	Anadarko Petroleum Corp
75,000	5.95%, 09/15/2016	85,016
150,000	6.38%, 09/15/2017	173,870
50,000	6.20%, 03/15/2040	55,645
	Arch Coal Inc
195,000	7.00%, 06/15/2019(d)	198,900
195,000	7.25%, 10/01/2020	199,387
76,000	Arch Western Finance LLC
	6.75%, 07/01/2013	76,380
55,000	ATP Oil & Gas Corp U.S.
	11.88%, 05/01/2015(g)	36,163
495,000	Carrizo Oil & Gas Inc
	8.63%, 10/15/2018(d)	499,675
	Chaparral Energy Inc
20,000	8.88%, 02/01/2017	20,700
495,000	9.88%, 10/01/2020	534,600
400,000	Chesapeake Energy Corp
	9.50%, 02/15/2015	458,000
80,000	Chesapeake Midstream Partners LP / CHKM Finance Corp
	5.88%, 04/15/2021(d)	80,000
225,000	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance Inc
	6.63%, 11/15/2019(d)	234,000
95,000	Complete Production Services Inc
	8.00%, 12/15/2016	98,800
90,000	Comstock Resources Inc
	8.38%, 10/15/2017	87,075
215,000	Concho Resources Inc
	6.50%, 01/15/2022	224,675
	Consol Energy Inc
160,000	8.00%, 04/01/2017	175,200
530,000	8.25%, 04/01/2020	585,650
55,000	6.38%, 03/01/2021(d)	55,550
430,000	Crosstex Energy LP / Crosstex Energy Finance Corp
	8.88%, 02/15/2018	469,775
	Denbury Resources Inc
195,000	8.25%, 02/15/2020	217,912
90,000	6.38%, 08/15/2021	94,050
	El Paso Corp
195,000	7.00%, 06/15/2017	213,652
100,000	7.80%, 08/01/2031	115,250
360,000	7.75%, 01/15/2032	415,800
285,000	Energy Transfer Equity LP
	7.50%, 10/15/2020	311,362

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Schedule of Investments

As of December 31, 2011

Principal Amount		Value

Energy — (continued)
$495,000	EXCO Resources Inc
	7.50%, 09/15/2018	$467,775
145,000	Forbes Energy Services Ltd
	9.00%, 06/15/2019	135,575
	Forest Oil Corp
195,000	8.50%, 02/15/2014	212,550
130,000	7.25%, 06/15/2019	132,600
115,000	Frac Tech Services LLC / Frac Tech Finance Inc
	7.63%, 11/15/2018(d)	120,463
435,000	Goodrich Petroleum Corp
	8.88%, 03/15/2019(d)	435,000
525,000	Helix Energy Solutions Group Inc
	9.50%, 01/15/2016(d)	546,000
160,000	Hercules Offshore Inc
	10.50%, 10/15/2017(d)	155,600
75,000	James River Coal Co
	7.88%, 04/01/2019	56,625
210,000	Key Energy Services Inc
	6.75%, 03/01/2021	210,000
235,000	Kodiak Oil & Gas Corp
	8.13%, 12/01/2019(a)(d)	243,519
405,000	Laredo Petroleum Inc
	9.50%, 02/15/2019(d)	429,300
250,000	MEG Energy Corp
	6.50%, 03/15/2021(d)	255,625
215,000	Milagro Oil & Gas
	10.50%, 05/15/2016	150,500
	Newfield Exploration Co
305,000	6.63%, 04/15/2016	314,150
165,000	6.88%, 02/01/2020	176,550
95,000	5.75%, 01/30/2022	102,600
	Peabody Energy Corp
275,000	7.38%, 11/01/2016	302,500
470,000	6.00%, 11/15/2018(d)	479,400
105,000	6.50%, 09/15/2020	110,250
355,000	Petroleum Development Corp
	12.00%, 02/15/2018	385,175
	Plains Exploration & Production Co
115,000	7.63%, 04/01/2020	124,488
340,000	6.75%, 02/01/2022	356,150
	Quicksilver Resources Inc
65,000	8.25%, 08/01/2015	67,275
235,000	11.75%, 01/01/2016	266,725
45,000	Range Resources Corp
	6.75%, 08/01/2020	49,950
250,000	Rosetta Resources Inc
	9.50%, 04/15/2018	270,000
	SandRidge Energy Inc
300,000	8.00%, 06/01/2018(d)	303,000
250,000	7.50%, 03/15/2021	248,125
	SM Energy Co
80,000	6.63%, 02/15/2019(d)	83,200
95,000	6.50%, 11/15/2021(d)	97,850
260,000	Thermon Industries Inc
	9.50%, 05/01/2017	280,150
45,000	Trinidad Drilling Ltd
	7.88%, 01/15/2019(a)(d)	46,350
55,000	Unit Corp
	6.63%, 05/15/2021	55,000

Principal Amount		Value

Energy — (continued)
$95,000	Whiting Petroleum Corp
	7.00%, 02/01/2014	$101,175
104,000	Williams Cos Inc
	7.75%, 06/15/2031	129,370
	WPX Energy Inc
280,000	5.25%, 01/15/2017(d)	281,400
130,000	6.00%, 01/15/2022(d)	133,087

		14,698,202

Financial — 9.54%
285,000	ABN Amro North American Holding Preferred Capital Repackage Trust I(d)(e)
	6.52%, Perpetual	194,156
	Ally Financial Inc
55,000	2.73%, 12/01/2014(e)	47,785
95,000	6.25%, 12/01/2017	91,637
90,000	8.00%, 12/31/2018(a)	88,425
70,000	8.00%, 03/15/2020	71,750
195,000	7.50%, 09/15/2020	196,950
300,000	8.00%, 11/01/2031	289,500
175,000	American International Group Inc
	8.18%, 05/15/2058(e)	155,750
35,000	BankAmerica Capital II
	8.00%, 12/15/2026	31,500
120,000	Capital One Capital IV
	6.75%, 02/17/2037(e)	118,500
	CBRE Services Inc
100,000	11.63%, 06/15/2017	115,250
170,000	6.63%, 10/15/2020(g)	174,250
	CIT Group Inc
796	7.00%, 05/01/2015	798
661	7.00%, 05/01/2016	661
114,000	7.00%, 05/02/2016(a)(d)	113,857
526	7.00%, 05/01/2017	526
561,000	7.00%, 05/02/2017(a)(d)	560,299
230,000	6.63%, 04/01/2018(d)	238,050
110,939	CKE Holdings Inc
	10.50%, 03/14/2016(d)	105,947
235,000	CNO Financial Group Inc
	9.00%, 01/15/2018(d)	247,925
240,000	Community Choice Financial Inc
	10.75%, 05/01/2019(d)	237,600
300,000	Dresdner Funding Trust I
	8.15%, 06/30/2031(d)	195,000
	E*Trade Financial Corp
145,000	6.75%, 06/01/2016	140,650
199,000	12.50%, 11/30/2017	224,870
	Felcor Lodging LP
245,000	10.00%, 10/01/2014	268,275
355,000	6.75%, 06/01/2019	340,800
	Ford Motor Credit Co LLC
265,000	12.00%, 05/15/2015	324,622
370,000	5.00%, 05/15/2018	370,959
400,000	5.75%, 02/01/2021	416,852
200,000	5.88%, 08/02/2021	208,442
275,000	HBOS Capital Funding No2 LP(a)(d)(e)
	6.07%, Perpetual	170,500

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Schedule of Investments

As of December 31, 2011

Principal Amount		Value

Financial — (continued)
$130,000	HBOS PLC
	6.75%, 05/21/2018(a)(d)	$104,233
470,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp
	8.00%, 01/15/2018	488,800
20,000	International Lease Finance Corp
	6.25%, 05/15/2019	18,476
	Liberty Mutual Group Inc
35,000	7.00%, 03/15/2037(a)(d)(e)	29,400
75,000	7.80%, 03/15/2037(a)(d)	66,750
85,000	MPT Operating Partnership LP/MPT Finance Corp
	6.88%, 05/01/2021	84,256
40,000	NB Capital Trust IV
	8.25%, 04/15/2027	36,800
310,000	Nuveen Investments Inc
	10.50%, 11/15/2015	307,675
320,000	Offshore Group Investments Ltd
	11.50%, 08/01/2015	346,000
120,000	Omega Healthcare Investors Inc
	6.75%, 10/15/2022	120,600
	Provident Funding Associates LP / PFG Finance Corp
260,000	10.25%, 04/15/2017(a)(d)	242,450
190,000	10.13%, 02/15/2019(a)(d)	146,300
	Realogy Corp
170,000	10.50%, 04/15/2014	153,000
190,000	11.50%, 04/15/2017	148,200
50,000	7.88%, 02/15/2019(d)	43,500
300,000	Regions Financing Trust II
	6.63%, 05/15/2047(e)	246,000
345,000	Residential Capital LLC
	9.63%, 05/15/2015	241,500
265,000	ROC Finance LLC/ROC Finance 1 Corp
	12.13%, 09/01/2018(a)(d)	278,912
455,000	Royal Bank of Scotland Group PLC(e)
	7.65%, Perpetual	309,969
	SLM Corp
545,000	8.45%, 06/15/2018	561,350
55,000	8.00%, 03/25/2020	55,550
235,000	Smurfit Kappa Treasury Funding Ltd
	7.50%, 11/20/2025	222,075
	Springleaf Finance Corp
90,000	4.88%, 07/15/2012	86,400
80,000	5.85%, 06/01/2013	70,400
850,000	6.90%, 12/15/2017	612,000
245,000	Toys R Us Property Co I LLC
	10.75%, 07/15/2017	267,969
290,000	Ventas Realty LP / Ventas Capital Corp
	6.75%, 04/01/2017	300,758

		11,331,409

Industrial — 7.31%
385,000	Aguila 3 SA
	7.88%, 01/31/2018(a)(d)	373,450

Principal Amount		Value

Industrial — (continued)
	Altra Holdings Inc
$345,000	8.13%, 12/01/2016	$366,562
106,000	2.75%, 03/01/2031(a)(d)	99,905
380,000	AMGH Merger Sub Inc
	9.25%, 11/01/2018(a)(d)	391,400
225,000	Ardagh Glass Finance PLC
	EUR, 9.25%, 07/01/2016	305,766
100,000	Ardagh Packaging Finance PLC
	EUR, 7.38%, 10/15/2017	126,836
265,000	Associated Materials LLC
	9.13%, 11/01/2017(g)	231,213
315,000	Atkore International Inc
	9.88%, 01/01/2018	301,612
50,000	BE Aerospace Inc
	6.88%, 10/01/2020	54,500
	Berry Plastics Corp
125,000	4.42%, 09/15/2014(e)	117,500
90,000	10.25%, 03/01/2016	86,850
185,000	9.50%, 05/15/2018	185,925
150,000	9.75%, 01/15/2021	149,625
235,000	Briggs & Stratton Corp
	6.88%, 12/15/2020	240,875
	Building Materials Corp of America
135,000	6.88%, 08/15/2018(a)(d)	141,750
125,000	7.00%, 02/15/2020(a)(d)	134,375
135,000	7.50%, 03/15/2020(d)	145,800
75,000	6.75%, 05/01/2021(a)(d)	78,750
100,000	CHC Helicopter SA
	9.25%, 10/15/2020(a)(d)	90,000
210,000	Crown Americas LLC / Crown Americas Capital Corp III
	6.25%, 02/01/2021	219,450
60,000	Dynacast International LLC / Dynacast Finance Inc
	9.25%, 07/15/2019(d)	56,400
215,000	Jeld-Wen Escrow Corp
	12.25%, 10/15/2017(a)(d)	227,900
230,000	JM Huber Corp
	9.88%, 11/01/2019(a)(d)	241,500
410,000	Kratos Defense & Security Solutions Inc
	10.00%, 06/01/2017	420,250
335,000	Legrand France SA
	8.50%, 02/15/2025	409,464
325,000	Masonite International Corp
	8.25%, 04/15/2021(a)(d)	318,500
10,000	Mueller Water Products Inc
	8.75%, 09/01/2020	10,863
50,000	Norbord Inc
	7.25%, 07/01/2012(g)	49,750
	Nortek Inc
180,000	10.00%, 12/01/2018(d)	170,550
75,000	8.50%, 04/15/2021(d)	63,375
300,000	NXP BV / NXP Funding LLC
	9.75%, 08/01/2018(d)	327,000
400,000	Owens Corning
	9.00%, 06/15/2019	477,221
75,000	Polypore International Inc
	7.50%, 11/15/2017	77,625

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Schedule of Investments

As of December 31, 2011

Principal Amount		Value

Industrial — (continued)
$155,000	Energy Future Holdings Corp Energy Future Holdings Corp Pregis Corp
	12.38%, 10/15/2013	$148,025
293,000	Roofing Supply Group LLC / Roofing Supply Finance Inc
	8.63%, 12/01/2017(a)(d)	298,860
5,000	Solo Cup Co / Solo Cup Operating Corp
	10.50%, 11/01/2013	5,075
310,000	Swift Services Holdings Inc
	10.00%, 1/15/2018	326,275
	Terex Corp
105,000	10.88%, 06/01/2016	116,025
385,000	8.00%, 11/15/2017	377,300
315,000	Thermadyne Holdings Corp
	9.00%, 12/15/2017	326,025
275,000	TransDigm Inc
	7.75%, 12/15/2018	295,625
230,000	Western Express Inc
	12.50%, 04/15/2015(a)(d)	97,750

		8,683,502

Technology — 2.97%
	Advanced Micro Devices Inc
60,000	8.13%, 12/15/2017	62,250
305,000	7.75%, 08/01/2020	313,387
235,000	Eagle Parent Inc
	8.63%, 05/01/2019(d)	224,425
	Fidelity National Information Services Inc
70,000	7.63%, 07/15/2017	75,775
125,000	7.88%, 07/15/2020	135,000
	First Data Corp
245,624	10.55%, 09/24/2015	234,264
280,000	11.25%, 03/31/2016	232,400
250,000	7.38%, 06/15/2019(d)	235,000
265,000	8.25%, 01/15/2021(a)(d)	237,175
380,000	12.63%, 01/15/2021	330,600
	Freescale Semiconductor Inc
53,000	10.13%, 03/15/2018(d)	57,770
155,000	9.25%, 04/15/2018(d)	165,656
430,000	10.75%, 08/01/2020	448,275
225,000	Seagate HDD Cayman
	6.23%, 12/15/2018(d)(e)	239,344
	SunGard Data Systems Inc
190,000	10.25%, 08/15/2015	196,888
170,000	7.63%, 11/15/2020	174,675
150,000	Unisys Corp
	12.50%, 01/15/2016	160,125

		3,523,009

Utilities — 3.98%
	AES Corp
410,000	8.00%, 10/15/2017	451,000
130,000	7.38%, 07/01/2021(d)	140,075
	Calpine Corp
250,000	7.25%, 10/15/2017(d)	262,500
210,000	7.88%, 07/31/2020(d)	226,275
125,000	7.50%, 02/15/2021(a)(d)	133,750

Principal Amount		Value

Utilities — (continued)
	DPL Inc
$290,000	6.50%, 10/15/2016(d)	$308,850
135,000	7.25%, 10/15/2021(d)	145,800
410,000	Dynegy Holdings LLC
	7.75%, 06/01/2019(i)	268,550
	Edison Mission Energy
265,000	7.50%, 06/15/2013	257,050
215,000	7.63%, 05/15/2027	126,851
185,000	Energy Future Holdings Corp
	10.00%, 01/15/2020	194,250
284,000	Energy Future Intermediate Holding Co LLC / EFIH Finance Inc
	10.00%, 12/01/2020	299,620
100,000	GenOn Americas Generation LLC
	8.50%, 10/01/2021	93,250
	GenOn Energy Inc
25,000	9.50%, 10/15/2018(g)	25,313
255,000	9.88%, 10/15/2020	258,825
	NRG Energy Inc
20,000	7.63%, 01/15/2018	20,000
575,000	7.88%, 05/15/2021(d)	560,625
70,000	NV Energy Inc
	6.25%, 11/15/2020	72,531
13,000	PNM Resources Inc
	9.25%, 05/15/2015	14,365
170,000	Sabine Pass LNG LP
	7.50%, 11/30/2016	170,850
	Texas Competitive Electric Holdings Co LLC / TCEH Finance Inc
236,492	10.50%, 11/01/2016(g)	84,546
770,119	3.89%, 10/10/2017(a)(e)	486,672
150,000	11.50%, 10/01/2020(d)	127,312

		4,728,860

TOTAL BONDS AND NOTES — 89.04% (Cost $109,745,215)		$105,715,673

Shares

COMMON STOCK
Basic Materials — 0.23%
15,013	Fortescue Metals Group Ltd (l)	65,674
3,225	Freeport-McMoRan Copper & Gold Inc	118,648
2,954	LyondellBasell Industries Class A	95,976

		280,298

Communications — 0.29%
53,120	Cincinnati Bell Inc (m)	160,954
9,795	Interpublic Group of Cos Inc	95,305
4,170	NII Holdings Inc (m)	88,821

		345,080

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares		Value

Consumer, Cyclical — 0.14%
5,557	General Motors Co (m)	$112,640
43	Harry & David Holdings Inc (c)(m)	3,225
1,475	TRW Automotive Holdings Corp (m)	48,085

		163,950

Consumer, Non-cyclical — 0.27%
4,795	Avis Budget Group Inc (m)	51,403
3,315	Jarden Corp	99,052
6,133	Spectrum Brands Holdings Inc (m)	168,044

		318,499

Energy — 0.45%
2,495	Alpha Natural Resources Inc (m)	50,973
4,210	Chesapeake Energy Corp	93,841
5,495	Compton Petroleum Corp (m)	23,354
2,505	Consol Energy Inc	91,934
2,630	Newfield Exploration Co (m)	99,230
7,895	Quicksilver Resources Inc (g)(m)	52,975
1,149	Stallion Oilfield Holdings (m)	38,204
70,445	Vantage Drilling Co (m)	81,716

		532,227

Financial — 0.12%
1,261	CIT Group Inc (m)	43,971
2,885	Deepocean Group (d)(m)	49,040
16,355	FelCor Lodging Trust Inc REIT (m)	49,883

		142,894

Industrial — 0.04%
3,535	Terex Corp (m)	47,758

TOTAL COMMON STOCK — 1.54% (Cost $2,523,277)		$1,830,706

PREFERRED STOCK
Communications — 0.32%
2,220	Crown Castle International Corp	136,807
173	Lucent Technologies Capital Trust I	105,746
2,445	Nielsen Holdings NV	141,352

		383,905

Consumer, Cyclical — 0.07%
2,532	General Motors Co	87,037

Energy — 0.14%
2,981	Apache Corp (g)	161,347

Financial — 0.76%
196	Ally Financial Inc (d)	140,501
8,109	Entertainment Properties Trust	152,231
12,145	GMAC Capital Trust I (e)	234,884

Shares		Value

Financial — (continued)
4,312	Health Care REIT Inc	$220,990
2,470	MetLife Inc	152,202

		900,808

Mortgage-Backed Securities — 0.02%
13,425	Federal National Mortgage Association (e)(m)	18,527

Utilities — 0.14%
3,090	PPL Corp	170,722

TOTAL PREFERRED STOCK — 1.45% (Cost $2,182,870)		$1,722,346

WARRANTS
Communications — 0.01%
696	Charter Communications Inc (m)	9,890
10,767	CMP Susquehanna Radio Holdings Co (a)(b)(c)(d)(m)	0

		9,890

Consumer, Cyclical — 0.01%
980	General Motors Co - Warrant A (m)	11,495
980	General Motors Co - Warrant B (m)	7,663

		19,158

Consumer, Non-cyclical — 0.00%
507	Buffets Restaurants Holdings Inc (b)(c)(m)	0

Energy — 0.00%
1	Turbo Cayman Ltd (b)(c)(m)	0

TOTAL WARRANTS — 0.02% (Cost $352,300)		$29,048

Principal Amount

SHORT TERM INVESTMENTS
1,500,000	Federal National Mortgage Association(f)
	0.00%, 01/23/2012	1,499,995
	International Bank for Reconstruction & Development
2,000,000	0.00%, 01/05/2012(f)	2,000,000
525,000	0.03%, 01/13/2012	524,995

TOTAL SHORT TERM INVESTMENTS — 3.39% (Cost $4,024,990)		$4,024,990

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Schedule of Investments

As of December 31, 2011

Principal Amount		Value

SECURITIES LENDING COLLATERAL
$852,898	Undivided interest of 3.47% in a repurchase agreement (principal amount/value $24,550,891 with a maturity value of $24,551,027) with Merrill Lynch, Pierce, Fenner & Smith, 0.05%, dated 12/30/11, to be repurchased at $852,899 on 1/3/12, collateralized by various U.S. Government Agency securities, 0.00% - 6.75%, 1/3/12 - 3/1/47, with a value of $25,041,921.	$852,898

999,843	Undivided interest of 4.49% in a repurchase agreement (principal amount/value $22,250,000 with a maturity value of $22,250,074) with RBC Capital Markets Corp, 0.03%, dated 12/30/11, to be repurchased at $999,843 on 1/3/12, collateralized by various U.S. Government Agency securities, 4.00% - 6.00%, 3/15/39 - 12/20/41, with a value of $22,703,708.	999,843

Principal Amount		Value

Securities Lending Collateral — (continued)
$999,843	Undivided interest of 4.69% in a repurchase agreement (principal amount/value $21,300,000 with a maturity value of $21,300,118) with JP Morgan Securities, 0.05%, dated 12/30/11, to be repurchased at $999,843 on 1/3/12, collateralized by Federal Home Loan Mortgage Corporation, 2.13% - 5.94%, 6/1/24 - 3/1/41, with a value of $21,726,050.	$999,843

TOTAL SECURITIES LENDING COLLATERAL — 2.40% (Cost $2,852,584)		$2,852,584

TOTAL INVESTMENTS — 97.84% (Cost $121,681,236)		$116,175,347

OTHER ASSETS & LIABILITIES, NET — 2.16%		$2,559,250

TOTAL NET ASSETS — 100.00%		$118,734,597

(a)	Illiquid security; at December 31, 2011, the aggregate cost and market value of illiquid securities was $14,396,409 and $13,530,323, respectively, representing 11.40% of net assets.
(b)	Security has no market value at December 31, 2011.
(c)	Domestic security is fair valued at December 31, 2011.
(d)	Restricted security; at December 31, 2011, the aggregate cost and market value of the securities was $35,590,654 and $34,608,797, respectively, representing 29.15% of net assets.
(e)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2011.
(f)	The security’s yield to maturity was less than 0.01%
(g)	A portion or all of the security is on loan at December 31, 2011.
(h)	Security in bankruptcy at December 31, 2011.
(i)	Security in default on interest payments during the last 12 months. At December 31, 2011, the aggregate market value on the securities was $331,460, representing 0.28%% of net assets.
(j)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(k)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at December 31, 2011. Maturity date disclosed represents final maturity date.

(l)	Foreign security is fair valued under procedures adopted by the Board of Directors.
(m)	Non-income producing security
REIT	Real Estate Investment Trust

At December 31, 2011, the Portfolio held the following outstanding credit default swap:

Counterparty	Reference Obligation	Fixed Deal Receive Rate	Notional Value	Market Value	Upfront Premiums Paid	Expiration Date	Net Unrealized Appreciation

JPMorgan	Credit Default Swap North American High Yield 17	5.00%	$2,940,000	$(210,940)	$294,792	December 2016	$69,329

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Schedule of Investments

As of December 31, 2011

At December 31, 2011, the Portfolio held the following forward foreign currency contracts:

Currency Purchased	Counterparty	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation (Depreciation)

EUR	JPM	19,000	USD	25,631	January 2012	$(1,033)
EUR	RBS	1,200	USD	1,566	January 2012	(13)
EUR	UBS	188,200	USD	253,859	January 2012	(10,220)
EUR	WES	10,700	USD	14,432	January 2012	(580)
USD	BA	34,356	CAD	35,000	January 2012	15
USD	BA	150,070	EUR	111,200	January 2012	6,113
USD	CGM	403,516	EUR	299,200	January 2012	16,179
USD	FB	18,214	EUR	13,500	January 2012	737
USD	DB	208,524	EUR	154,600	January 2012	8,383
USD	GS	222,159	EUR	164,700	January 2012	8,943
USD	HSB	110,039	EUR	81,600	January 2012	4,402
USD	JPM	70,444	CAD	71,700	January 2012	95
USD	RBS	361,465	EUR	269,100	January 2012	13,094
USD	SSB	47,205	EUR	35,000	January 2012	1,894
USD	WES	103,303	AUD	101,600	January 2012	(368)
USD	WES	162,745	CAD	165,600	January 2012	265

Net Appreciation						47,906

Currency Abbreviations:

Australian Dollar

Canadian Dollar

Euro Dollar

U.S. Dollar

Broker Abbreviations:

Bank of America Corp

Citigroup Global Markets

Deutsche Bank

Credit Suisse First Boston

Goldman Sachs

HSBC Bank USA, N.A

JP Morgan Chase & Co.

Royal Bank of Scotland

State Street Bank

UBS AG

Westpac

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of December 31, 2011

Maxim Putnam High Yield Bond Portfolio

ASSETS:
Investments in securities, market value (including $2,781,613 of securities on loan)(a)	$116,175,347
Cash	4,049,165
Dividends and interest receivable	2,302,398
Subscriptions receivable	27,829
Receivable for investments sold	43,192
Unrealized appreciation on forward foreign currency contracts	60,120

Total Assets	122,658,051

LIABILITIES:
Payable to investment adviser	109,466
Payable upon return of securities loaned	2,852,584
Redemptions payable	181,681
Payable for investments purchased	556,569
Credit default swaps	210,940
Unrealized depreciation on forward foreign currency contracts	12,214

Total Liabilities	3,923,454

NET ASSETS	$118,734,597

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,545,280
Paid-in capital in excess of par	144,996,531
Net unrealized depreciation on investments, credit default swaps, forward foreign currency contracts and foreign currency translations	(5,388,654)
(Over)distributed net investment income	(47,902)
Accumulated net realized loss on investments, credit default swaps, forward foreign currency contracts and foreign currency transactions	(22,370,658)

TOTAL NET ASSETS	$118,734,597

CAPITAL STOCK:
Authorized	100,000,000
Issued and Outstanding	15,452,805

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$7.68

(a) Cost of investments	$121,681,236

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the fiscal year ended December 31, 2011

Maxim Putnam High Yield Bond Portfolio

INVESTMENT INCOME:
Interest	$8,428,432
Income from securities lending	37,099
Dividends	192,460
Foreign withholding tax	(2,308)

Total Income	8,655,683

EXPENSES:
Management fees	1,200,471

Total Expenses	1,200,471

NET INVESTMENT INCOME	7,455,212

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments and foreign currency transactions	(238,300)
Net realized loss on credit default swaps	(291,112)
Net realized gain on forward foreign currency contracts	10,966
Change in net unrealized depreciation on investments and foreign currency translations	(5,310,690)
Change in net unrealized appreciation (depreciation) on credit default swaps	59,626
Change in net unrealized appreciation on forward foreign currency contracts	75,399

Net Realized and Unrealized Loss on Investments, Credit Default Swaps, Forward Foreign Currency Contracts and Foreign Currency	(5,694,111)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,761,101

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2011 and 2010

	2011	2010
Maxim Putnam High Yield Bond Portfolio

OPERATIONS:
Net investment income	$7,455,212	$5,006,519
Net realized gain (loss) on investments and foreign currency transactions	(238,300)	1,677,797
Net realized gain (loss) on credit default swaps	(291,112)	–
Net realized gain on forward foreign currency contracts	10,966	191,963
Change in net unrealized appreciation (depreciation) on investments and foreign currency translations	(5,310,690)	1,738,877
Change in net unrealized appreciation on credit default swaps	59,626	9,703
Change in unrealized appreciation (depreciation) on forward foreign currency contracts	75,399	(93,646)

Net Increase in Net Assets Resulting from Operations	1,761,101	8,531,213

DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital	(38,955)	–
From net investment income	(7,158,828)	(5,146,351)

Total Distributions	(7,197,783)	(5,146,351)

CAPITAL SHARE TRANSACTIONS:
Shares sold	59,684,426	64,274,292
Shares issued in reinvestment of distributions	7,197,783	5,146,351
Shares redeemed	(26,265,685)	(67,629,833)

Net Increase in Net Assets Resulting from Capital Share Transactions	40,616,524	1,790,810

Total Increase in Net Assets	35,179,842	5,175,672

NET ASSETS:
Beginning of year	83,554,755	78,379,083

End of year (a)	$118,734,597	$83,554,755

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	7,378,050	8,123,323
Shares issued in reinvestment of distributions	917,067	664,889
Shares redeemed	(3,272,209)	(8,683,264)

Net Increase	5,022,908	104,948

(a) Including (over)distributed net investment income and undistributed net investment income	$(47,902)	$64,065

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011		2010	2009	2008	2007
Maxim Putnam High Yield Bond Portfolio - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$8.01		$7.59	$5.55	$9.59	$10.34
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.49		0.59	0.75	1.11	0.76
Net realized and unrealized gain (loss)	(0.32)		0.42	2.03	(4.03)	(0.72)

Total Income (Loss) From Investment Operations	0.17		1.01	2.78	(2.92)	0.04

LESS DISTRIBUTIONS:
From return of capital	(0.00)	(b)	–	–	–	–
From net investment income	(0.50)		(0.59)	(0.74)	(1.12)	(0.75)
From net realized gains	–		–	–	–	(0.04)

Total Distributions	(0.50)		(0.59)	(0.74)	(1.12)	(0.79)

NET ASSET VALUE, END OF YEAR	$7.68		$8.01	$7.59	$5.55	$9.59

TOTAL RETURN(a)	2.24%		13.80%	51.21%	(32.37%)	0.19%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$118,735		$83,555	$78,379	$64,458	$174,392
Ratio of expenses to average net assets	1.10%		1.10%	1.10%	1.10%	1.10%
Ratio of net investment income to average net assets	6.83%		7.82%	10.28%	9.59%	7.50%
Portfolio turnover rate	67%		120%	142%	83%	74%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	The distribution from return of capital was less than $0.01 per share.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Notes to Financial Statements

As of December 31, 2011

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Putnam High Yield Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Board of Directors has approved a new share class for the Portfolio, Class L, which became effective with the SEC on August 26, 2011. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of the Portfolio’s shares is determined by dividing the net assets attributable to the Portfolio by the number of issued and outstanding shares of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income Investments:
Corporate Bonds and Notes (Domestic and Foreign)

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and U.S. and foreign news sources.

Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Derivative Investments:
Forward Foreign Currency Contracts	Reported trades, swap curves, currency volatility, net present value of cash flows and news sources.

Warrants	Close price, bids, evaluated bids

Swaps	Reported trades, credit spreads, recovery rates, restructuring, net present value of cashflows and news sources.

Short Term Investments:	Amortized cost.

Securities Lending Collateral:	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of December 31, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the year. Level 3 investments in securities were not considered a significant portion of the Portfolio.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments:
Corporate Bonds and Notes	$—	$105,614,524	$555,800	$106,170,324
Equity Investments:
Domestic Common Stock	1,555,234	38,204	3,225	1,596,663
Foreign Common Stock	119,329	114,714	—	234,043
Preferred Stock	387,085	1,335,261	—	1,722,346
Derivative Investments:
Forward Foreign Currency Contracts	—	60,120	—	60,120
Warrants	29,048	—	—	29,048
Short Term Investments	—	4,024,990	—	4,024,990
Security Lending Collateral	—	2,852,584	—	2,852,584

Total	$2,090,696	$114,040,397	$559,025	$116,690,118

Liabilities
Derivative Investments:
Credit Default Swaps	—	210,940	—	210,940
Forward Foreign Currency Contracts	—	12,214	—	12,214

Total	$0	$223,154	$0	$223,154

Total Investments (a)	$2,090,696	$113,817,243	$559,025	$116,466,964

(a) Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

The following is a reconciliation of change in Level 3 assets during the year ended December 31, 2011:

	Corporate Bonds and Notes	Domestic Common Stock

Beginning Balance, January 1, 2011	$0	0
Total realized gain (loss)	-	-
Total unrealized gain (loss) relating to instruments not held at reporting date	-	-

Total unrealized gain (loss) relating to instruments still held at reporting date	-	-
Purchases	-	-
Sales	-	-
Amortization	-	-
Transfers into Level 3(a)	555,800	3,225
Transfers (out of) Level 3	-	-

Ending Balance, December 31, 2011	$555,800	3,225

(a)	Transfers into Level 3 are due primarily to decreased observability of inputs in valuation methodologies.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Portfolio invests in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in the Fund, may invest in repurchase agreement transactions as a form of security lending collateral that are jointly collateralized by various U.S. Treasury or Agency obligations.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in the Fund’s Policy and Procedures regarding Liquidity.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss on investments and foreign currency transactions and in change in net unrealized appreciation or depreciation on investments and foreign currency translations on the Statement of Operations.

Forward Foreign Currency Transactions

A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Upon closing of such contract there is a gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

The Portfolio accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of investment securities at value on the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/loss on investment securities at value in addition to realized gain/loss recorded upon the termination of swap contracts on the Statement of Operations.

In a credit default swap, the Portfolio provides credit protection on the referenced obligation of the credit default swap. A sale in a credit default swap provides upon the occurrence of a credit event, as defined in the swap agreement, for the Portfolio to sell to the counterparty at the notional amount and deliver the principal amount of the referenced obligation. If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract. During the term of the swap agreement, the Portfolio receives quarterly interest payments from the respective counterparty.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2011, the Portfolio does not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Portfolio did not incur any interest or penalties.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolios State tax returns may remain open for an additional year depending on the jurisdiction.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures:

Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU No. 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASU No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

In April 2011, the FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Portfolio will adopt ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 does not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio will adopt ASU No. 2011-04 for its fiscal year beginning January 1, 2012. At this time, the Portfolio is evaluating the impact, if any, of ASU No. 2011-04 on the financial statements and related disclosures.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.10% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses. The Adviser has entered into a sub-advisory agreement with Putnam Investment Management LLC. The Portfolio is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performed transfer agent servicing functions for the Portfolio until May 13, 2011 when the service moved to an unaffiliated vendor.

The total compensation paid to the independent directors with respect to all sixty-three portfolios for which they serve as Directors was $238,800 for the year ended December 31, 2011. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2011, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $110,585,831 and $66,986,417, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $369,575 and $471,323, respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2011, the U.S. Federal income tax cost basis was $121,712,947. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $2,931,977 and gross depreciation of securities in which there was an excess of tax cost over value of $8,469,577 resulting in net depreciation of $5,537,600.

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio captures potential returns from changes in international exchange rates or reduces the risk of undesired currency exposure by entering into forward foreign currency contracts. The Portfolio also uses forward foreign currency contracts when it is determined that it is more cost or tax efficient to use derivative instruments rather than investing directly in the underlying bond or currency market. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

The Portfolio enters into credit default contracts to gain exposure on individual names and/or baskets of securities. The Portfolio operates as a seller of protection to take a synthetic long position in the underlying bond or bonds which provide credit protection to the buyer on the referenced obligations. Credit default swaps may involve greater risks than if the Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. As a seller of credit protection, if a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index. The value of the referenced obligation delivered by the Portfolio coupled with periodic payments previously received may be less than the maximum payout amount it pays to the buyer, resulting in a loss to the Portfolio.

Valuation of derivative instruments as of December 31, 2011 is as follows:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

Forward Foreign Currency Contracts	Unrealized appreciation on forward foreign currency contracts	$60,120	Unrealized depreciation on forward foreign currency contracts	$12,214

Credit default swaps			Credit default swaps	$210,940

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2011 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Value	Statement of Operations Location	Value

Forward Foreign Currency Contracts	Net realized gain on forward foreign currency contracts	$10,966	Change in net unrealized appreciation on forward foreign currency contracts	$75,399
Credit Default Swaps	Net realized loss on credit default swaps	($291,112)	Change in net unrealized appreciation on credit default swaps	$59,626

The notional value of open forward foreign currency contracts held at December 31, 2011 is representative of forward foreign currency contracts activity during the year ended December 31, 2011.

The notional value of open credit default swaps as of December 31, 2011 is representative of the activity during the year ended December 31, 2011.

6. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2011 the Portfolio had securities on loan valued at $2,781,613 and received collateral of $2,852,584 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2011 and 2010 were as follows:

	2011	2010

Distributions paid from:
Return of capital	$38,955	$-
Ordinary income	7,158,828	5,146,351

	$7,197,783	$5,146,351

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed capital gains	-

Net accumulated earnings	-

Net unrealized depreciation on investments	(5,537,600)
Net unrealized appreciation on credit default swaps	69,333
Capital loss carryforwards	(22,226,022)

Post-October losses	(72,925)

Tax composition of capital	$(27,807,214)

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. For the year ended December 31, 2011 the Portfolio reclassified permanent book and tax differences of $369,396 from (over)distributed net investment income and $38,965 from paid-in capital to accumulated net realized loss on investments, credit default swaps, forward foreign currency contracts and foreign currency translations. This adjustment has no impact on net assets or the results of operations. Additionally, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At December 31, 2011, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $9,044,719 and $13,184,948 which expire in the years 2016 and 2017, respectively and $36,355 which does not expire.

8. TAX INFORMATION (unaudited)

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2011, 0.01% qualifies for the dividend received deduction available to the Portfolio’s corporate shareholders.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim Putnam High Yield Bond Portfolio, one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim Putnam High Yield Bond Portfolio of the Maxim Series Fund, Inc. as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado
February 27, 2012

Fund Directors and Officers

Maxim Series Fund, Inc. (the “Fund”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of the Fund’s business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting the Fund, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 63 portfolios, each of which is a series of the Fund. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of the Fund.

Independent Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Sanford Zisman** (1939) 1982	Attorney, Law Firm of Zisman & Ingraham, P.C.
Gail H. Klapper (1943) 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	Director, Guaranty Bancorp
Stephen G. McConahey (1943) (2011)	Chairman, SGM Capital, LLC

* A Director who is not an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

** Mr. Zisman serves as lead Independent Director of the Fund.

Interested Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Mitchell T.G. Graye (1955) 2000 (as Director) 2008 (as Chairman)

President and Chief Executive Officer, Great-

West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Charles P. Nelson (1961) 2008

Executive Vice President, Retirement Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc. and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, GW Capital Management, LLC

* An “Interested Director” refers to a Director who is an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or GW Capital Management, LLC.

Officers
Name (Year of Birth) Title Length of Time Served	Principal Occupations During Past 5 Years
Mitchell T.G. Graye (1955) President & Chief Executive Officer 2008

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Mary C. Maiers

(1967)

Chief Financial Officer & Treasurer

2008 (as Treasurer and

Investment Operations

Compliance Officer)

2010 (as Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer)

2011 (as Chief Financial Officer & Treasurer)

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Vice President and Investment Compliance Officer, GWFS Equities, Inc.; Chief Financial Officer & Treasurer, GW Capital Management, LLC

Beverly A. Byrne (1955) Chief Legal Counsel & Chief Compliance Officer 1997 – 2010 (as Secretary) 2004 (as Chief Compliance Officer)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC and GWFS Equities, Inc.; Secretary and Compliance Officer, EMJAY Corporation and EMJAY Retirement Plan Services, Inc.; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, GW Capital Management, LLC

Ryan L. Logsdon (1974) Assistant Vice President, Counsel & Secretary 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, GW Capital Management, LLC

Additional information about the Fund and its Directors is available in the Fund’s Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Maxim Series Fund, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.maximfunds.com.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.        CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.        AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $418,850 for fiscal year 2010 and $610,000 for fiscal year 2011.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $84,800 for fiscal year 2010 and $79,500 for fiscal year 2011. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $238,700 for fiscal year 2010 and $263,400 for fiscal year 2011. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund’s auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund’s auditors to (a) the Fund’s investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2010 equaled $1,060,100 and for fiscal year 2011 equaled $2,329,700.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund’s primary investment adviser.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.         INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR

CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.         PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.         CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 28, 2012

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 28, 2012